BUSINESS COMBINATIONS (Details 1) - USD ($) $ in Thousands			1 Months Ended
		Jan. 03, 2022	Jul. 01, 2022	Dec. 31, 2023
Borderfree Acquisition [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired			$ 42,832
Borderfree Acquisition [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	[1]		$ 15,386
Estimated useful lives	[1]		5 years
Borderfree Acquisition [Member] | Marketing Assets [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	[1]		$ 19,263
Estimated useful lives	[1]		5 years
Borderfree Acquisition [Member] | Gts Duty [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	[1]		$ 3,398
Estimated useful lives	[1]		9 years
Borderfree Acquisition [Member] | Technology Service [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	[1]		$ 4,785
Estimated useful lives	[1]		2 years
Flow Acquisition [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired		$ 83,459
Flow Acquisition [Member] | Partnership Agreement [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	[2]	11,366
Estimated useful lives	[2]			6 years
Flow Acquisition [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	[2]	12,470
Estimated useful lives	[2]			1 year
Flow Acquisition [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	[2]	731
Estimated useful lives	[2]			2 years
Flow Acquisition [Member] | Technology Service [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	[2]	$ 58,892
Estimated useful lives	[2]			7 years

[1]	The fair value of the assets above were determined using the income approach.
[2]	Technology, Partnership Agreement, Customer relationships and Trademark's fair values were determined using the income approach.